Schedule of Rollforward of Valuation Allowance on Impaired Mortgage Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		$ 637	$ 1,670
Net (decrease) increase in valuation allowance	1,832	(637)	1,642
Charge offs			(2,675)
Ending balance	$ 1,832		$ 637